LEASING - Disclosure of detailed information about amounts recognized in statements of cash flow (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Presentation of leases for lessee [abstract]
Amortization of the right for use assets	$ 351	$ 594	$ 1,944
Interest on lease liabilities	52	63	1,429
Payment of lease liabilities	$ 383	$ 649	$ 3,085